Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock	Preferred Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Total
Beginning Balance, Shares at Dec. 31, 2014	5,142,475	25
Beginning Balance, Amount at Dec. 31, 2014	$ 12,856,188	$ 2,500,000	$ 29,359,300	$ 6,909,934	$ (7,443)	$ (2,622,777)	$ 48,995,202
Comprehensive income
Net income	0	0	0	4,825,591	0	0	4,825,591
Other comprehensive loss	0	0	0	0	(37,951)	0	(37,951)
Total comprehensive income							4,787,640
Cash dividends declared - common stock	0	0	0	(3,172,179)	0	0	(3,172,179)
Cash dividends declared - preferred stock	$ 0	$ 0	0	(81,250)	0	0	(81,250)
Issuance of common stock, shares	62,042	0
Issuance of common stock, amount	$ 155,105	$ 0	730,138	0	0	0	885,243
Ending Balance, Shares at Dec. 31, 2015	5,204,517	25
Ending Balance, Amount at Dec. 31, 2015	$ 13,011,293	$ 2,500,000	30,089,438	8,482,096	(45,394)	(2,622,777)	51,414,656
Comprehensive income
Net income	0	0	0	5,484,278	0	0	5,484,278
Other comprehensive loss	0	0	0	0	(45,385)	0	(45,385)
Total comprehensive income							5,438,893
Cash dividends declared - common stock	0	0	0	(3,212,092)	0	0	(3,212,092)
Cash dividends declared - preferred stock	$ 0	$ 0	0	(87,500)	0	0	(87,500)
Issuance of common stock, shares	64,536	0
Issuance of common stock, amount	$ 161,340	$ 0	736,220	0	0	0	897,560
Ending Balance, Shares at Dec. 31, 2016	5,269,053	25
Ending Balance, Amount at Dec. 31, 2016	$ 13,172,633	$ 2,500,000	$ 30,825,658	$ 10,666,782	$ (90,779)	$ (2,622,777)	$ 54,451,517